Amounts Due to Related Party and Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Amounts Due to Related Party and Related Party Transactions [Abstract]
AMOUNTS DUE TO RELATED PARTY AND RELATED PARTY TRANSACTIONS

NOTE 11 – AMOUNTS DUE TO RELATED PARTY AND RELATED PARTY TRANSACTIONS

Amounts due to related parties as of September 30, 2025 and December 31, 2024 were comprised of the following amounts owed to Dr. Michael Dent, the Company’s Chief Executive Officer and Chairman of the Board of Directors:

	September 30,	December 31,
	2025	2024

Convertible notes payable to Dr. Michael Dent carried at fair value	$4,235,519	$671,025
Face value of convertible notes payable to Dr. Michael Dent carried at amortized value	542,692	2,315,000
Less: unamortized discounts on convertible notes payable	(32,739)	(494,104)
Carrying value of convertible notes payable to Dr. Michael Dent	4,745,472	2,491,921
Undocumented advances payable to Dr. Michael Dent	170,000	420,000
Deferred compensation payable to Dr. Michael Dent	300,600	300,600
Notes payable and other amounts due to related party, net	$5,216,072	$3,212,521

Convertible Notes Payable Carried at Fair Value

Certain of the convertible notes payable to Dr. Dent are carried at fair value as a result of previous maturity date extensions that were treated as an extinguishment and reissuance transactions. Such notes are revalued to their fair value at each period end. Convertible notes payable to Dr. Dent that are carried at fair value and revalued each period were comprised of the following as of September 30, 2025 and December 31, 2024:

			Amount Carried at Fair Value
Inception	Maturity	Principal	September 30,	December 31,
Date	Date	Amount	2025	2024
03/27/24	12/31/25	$350,000	$364,616	$393,317
03/27/24	03/31/26	150,000	165,668	131,615
03/27/24	03/31/26	166,500	183,891	146,093
04/10/24	12/31/25	150,000	169,017	—
04/18/24	12/31/25	50,000	56,664	—
06/03/24	12/31/25	1,000,000	1,102,935	—
09/19/24	03/31/26	36,842	38,939	—
09/19/24	03/31/26	10,526	11,125	—
09/19/24	03/31/26	73,684	77,878	—
09/19/24	03/31/26	21,053	22,251	—
09/19/24	03/31/26	105,263	111,254	—
09/19/24	03/31/26	126,316	133,505	—
09/19/24	03/31/26	105,263	111,254	—
09/19/24	03/31/26	52,632	55,627	—
09/19/24	03/31/26	157,895	166,881	—
09/19/24	03/31/26	210,526	222,508	—
12/04/24	12/31/25	30,000	27,321	—
12/17/24	12/31/25	130,000	78,847	—
12/31/24	12/31/25	10,000	137,830	—
03/04/25	03/31/26	35,000	49,961	—
03/12/25	03/31/26	90,000	63,567	—
03/18/25	03/31/26	60,000	429,846	—
03/27/25	03/31/26	85,000	68,165	—
04/01/25	03/31/26	70,000	22,182	—
04/09/25	03/31/26	40,000	110,692	—
04/16/25	03/31/26	25,000	16,575	—
04/22/25	03/31/26	70,000	71,720	—
05/08/25	03/31/26	120,000	109,903	—
05/12/25	03/31/26	50,000	54,897	—
		$3,581,500	$4,235,519	$671,025

Changes in the fair value of convertible notes payable to Dr. Dent during the three and nine months ended September 30, 2025 and 2024 were as follows:

			Three Months Ended		Nine Months Ended
Inception	Maturity	Principal	September 30,		September 30,
Date	Date	Amount	2025	2024	2025	2024
03/27/24	12/31/25	$350,000	$(8,263)	$(33,224)	$11,507	$(45,497)
03/27/24	03/31/26	150,000	14,842	(4,130)	63,498	(4,130)
03/27/24	03/31/26	166,500	16,539	(27,990)	71,434	(43,617)
04/10/24	12/31/25	150,000	10,908	—	10,908	—
04/18/24	12/31/25	50,000	3,551	—	3,551	—
06/03/24	12/31/25	1,000,000	67,853	—	67,851	—
09/19/24	03/31/26	36,842	3,327	—	4,612	—
09/19/24	03/31/26	10,526	951	—	1,318	—
09/19/24	03/31/26	73,684	6,655	—	9,223	—
09/19/24	03/31/26	21,053	1,901	—	2,635	—
09/19/24	03/31/26	105,263	9,507	—	13,176	—
09/19/24	03/31/26	126,316	11,409	—	15,811	—
09/19/24	03/31/26	105,263	9,507	—	13,176	—
09/19/24	03/31/26	52,632	4,754	—	6,588	—
09/19/24	03/31/26	157,895	14,261	—	19,764	—
09/19/24	03/31/26	210,526	19,014	—	26,352	—
12/04/24	12/31/25	30,000	1,428	—	1,428	—
12/17/24	12/31/25	130,000	3,730	—	3,730	—
12/31/24	12/31/25	10,000	6,065	—	6,065	—
			$197,939	$(65,344)	$352,627	$(93,244)

Convertible Notes Payable Carried at Amortized Value

Convertible notes payable to Dr. Dent that have not been extended are recorded at their face value, net of discounts recorded at inception related to original issue discounts, warrants issued with the convertible notes, and embedded conversion features (“ECFs”) in the convertible notes. Convertible notes payable to Dr. Dent that are carried at net amortized value were comprised of the following as of September 30, 2025 and December 31, 2024:

		Principal Outstanding		Unamortized Discount		Amortized Carrying Value
Inception	Maturity	Sep. 30,	Dec. 31,	Sep. 30,	Dec. 31,	Sep. 30,	Dec. 31,
Date	Date	2025	2024	2025	2024	2025	2024
04/10/24	12/31/25	$—	$150,000	$—	$(7,279)	$—	$142,721
04/18/24	12/31/25	—	50,000	—	(2,836)	—	47,164
06/03/24	12/31/25	—	1,000,000	—	(331,546)	—	668,453
09/19/24	03/31/26	—	36,842	—	(1,531)	—	35,311
09/19/24	03/31/26	—	10,526	—	(666)	—	9,860
09/19/24	03/31/26	—	73,684	—	(4,662)	—	69,022
09/19/24	03/31/26	—	21,053	—	(1,783)	—	19,270
09/19/24	03/31/26	—	105,263	—	(12,965)	—	92,298
09/19/24	03/31/26	—	126,316	—	(21,095)	—	105,221
09/19/24	03/31/26	—	105,263	—	(19,191)	—	86,072
09/19/24	03/31/26	—	52,632	—	(10,586)	—	42,046
09/19/24	03/31/26	—	157,895	—	(33,144)	—	124,751
09/19/24	03/31/26	—	210,526	—	(46,820)	—	163,706
12/04/24	12/31/25	—	25,000	—	—	—	25,000
12/17/24	12/31/25	—	70,000	—	—	—	70,000
12/31/24	12/31/25	—	120,000	—	—	—	120,000
05/29/25	11/29/25	35,000	—	—	—	35,000	—
06/04/25	12/04/25	83,846	—	—	—	83,846	—
06/18/25	12/18/25	43,846	—	—	—	43,846	—
06/25/25	12/25/25	50,000	—	(1,444)	—	48,556	—
07/01/25	01/01/26	70,000	—	(8,104)	—	61,896	—
07/11/25	01/11/26	50,000	—	—	—	50,000	—
07/16/25	01/16/26	40,000	—	—	—	40,000	—
07/23/25	01/23/26	30,000	—	—	—	30,000	—
09/03/25	03/03/26	15,000	—	(3,191)	—	11,809	—
09/10/25	03/10/26	54,000	—	(10,254)	—	43,746	—
09/17/25	03/17/26	45,000	—	(9,746)	—	35,254	—
09/26/25	03/26/26	26,000	—	—	—	26,000	—
		$542,692	$2,315,000	$(32,739)	$(494,104)	$509,953	$1,820,895

Amortization of debt discount on such convertible notes payable to Dr. Dent during the three and nine months ended September 30, 2025 and 2024 was as follows:

			Three Months Ended		Nine Months Ended
Inception	Maturity	Principal	September 30,		September 30,
Date	Date	Amount	2025	2024	2025	2024
03/14/23	03/14/24	$26,011	$—	$—	$—	$2,504
12/01/23	02/28/24	166,500	—	—	—	32,330
03/27/24	06/27/25	350,000	—	—	—	203,588
03/27/24	09/20/25	150,000	—	32,715	—	89,222
04/10/24	04/10/25	150,000	—	—	7,279	—
04/18/24	04/18/25	50,000	—	—	2,836	—
06/03/24	06/03/25	1,000,000	—	198,068	331,547	256,196
09/19/24	09/20/25	36,842	—	1,684	1,531	1,684
09/19/24	09/20/25	10,526	—	458	666	458
09/19/24	09/20/25	73,684	—	3,205	4,662	3,205
09/19/24	09/20/25	21,053	—	1,032	1,783	1,032
09/19/24	09/20/25	105,263	—	4,754	12,965	4,754
09/19/24	09/20/25	126,316	—	5,156	21,095	5,156
09/19/24	09/20/25	105,263	—	4,139	19,191	4,139
09/19/24	09/20/25	52,632	—	1,974	10,585	1,974
09/19/24	09/20/25	157,895	—	5,787	33,143	5,787
09/19/24	09/20/25	210,526	—	7,464	46,820	7,464
04/01/25	03/31/26	20,000	2,623	—	5,189	—
04/09/25	03/31/26	100,000	10,929	—	20,670	—
04/16/25	03/31/26	15,000	2,295	—	4,166	—
04/22/25	03/31/26	65,000	9,945	—	17,404	—
05/12/25	03/31/26	50,000	2,174	—	3,332	—
06/25/25	12/25/25	50,000	1,545	—	1,629	—
07/01/25	01/01/26	70,000	7,930	—	7,930	—
09/03/25	03/03/26	15,000	559	—	559	—
09/10/25	03/10/26	54,000	1,274	—	1,274	—
09/17/25	03/17/26	45,000	754	—	754	—
			$40,028	$266,436	$557,010	$619,493

There were no repayments on convertible notes payable to Dr. Dent carried at net amortized value during the three or nine months ended September 30, 2025 or 2024.

Interest

Interest accrued on notes and convertible notes payable to related parties as of September 30, 2025 and December 31, 2024 was $39,536 and $143,445, respectively. Interest expense on convertible notes payable to Dr. Dent was $42,153 and $43,742 in the three months ended September 30, 2025 and 2024, respectively, and $186,896 and $75,091 in the nine months ended September 30, 2025 and 2024, respectively.

Undocumented Advances

From time to time, Dr. Dent has made undocumented cash advances to the Company. Amounts due to Dr. Dent under such undocumented advances were comprised of the following as of September 30, 2025 and December 31, 2024:

		Amount Due to Dr. Dent
Advance	Advance	September 30,	December 31,
Date	Amount	2025	2024
09/24/24	$130,000	$—	$30,000
09/30/24	10,000	—	10,000
10/01/24	35,000	—	35,000
10/08/24	90,000	—	90,000
10/15/24	60,000	—	60,000
10/21/24	85,000	—	85,000
11/06/24	70,000	—	70,000
11/13/24	40,000	—	40,000
06/13/25	70,000	70,000	—
07/30/25	56,000	—	—
08/12/25	100,000	100,000	—
	$746,000	$170,000	$420,000

Deferred Compensation

As of September 30, 2025 and December 31, 2024 the Company owed Dr. Dent $300,600 and $300,600, respectively, related to prior period deferred compensation.

Extensions of Convertible Notes Payable to Dr. Dent

On March 20, 2025, the maturity date on three notes payable to Dr. Dent with aggregate principal of $1,216,500 was extended until September 20, 2025 in exchange for a ten-year warrant to purchase 13,534 shares of the Company’s common stock at an exercise price of $3.75 per share (the “March Extension”). The fair value of the warrant was $25,625. Because the discounted cash flows from the notes extended in the March Extension were determined to be substantially different before and after the extension, the extension was treated as an extinguishment and reissuance and the extended notes were recorded at fair value following the March Extension. In connection with the March Extension, the Company recognized a gain on debt extinguishment in the amount of $-0- and $42,726 in the three and nine months ended September 30, 2025, respectively.

On June 30, 2025, the maturity date on seven notes payable to Dr. Dent with aggregate principal of $1,765,000 was extended until December 31, 2025 in exchange for a ten-year warrant to purchase 19,866 shares of the Company’s common stock at an exercise price of $2.00 per share (the “June Extension”). The fair value of the warrant was $22,126. Because the discounted cash flows from the notes extended in the June Extension were determined to be substantially different before and after the extension, the extension was treated as an extinguishment and reissuance and any of the extended notes not already carried at fair value were subsequently carried at fair value after the extension. In connection with the June Extension, the Company recognized a gain on debt extinguishment in the amount of $-0- and $132,246 in the three and nine months ended September 30, 2025, respectively.

On September 30, 2025, the maturity date on 22 notes payable to Dr. Dent with aggregate principal of $2,161,500 was extended until March 30, 2026 in exchange for a ten-year warrant to purchase 23,811 shares of the Company’s common stock at an exercise price of $1.95 per share (the “September Extension”). The fair value of the warrant was $25,875. Because the discounted cash flows from the notes extended in the September Extension were determined to be substantially different before and after the extension, the extension was treated as an extinguishment and reissuance and any of the extended notes not already carried at fair value were subsequently carried at fair value after the extension. In connection with the September Extension, the Company recognized a gain on debt extinguishment in the amount of $85,150 and $85,150 in the three and nine months ended September 30, 2025, respectively.

NOTE 11 – AMOUNTS DUE TO RELATED PARTY AND RELATED PARTY TRANSACTIONS

Amounts due to related parties as of December 31, 2024 and 2023 were comprised of the following:

	December 31,
	2024		2023

Note Payable to Dr. Michael Dent, March 2023	$	---	$12,601
Note Payable to Dr. Michael Dent, June 2023		---	26,875
Note Payable to Dr. Michael Dent, December 2023		---	166,500
Convertible Note Payable I to Dr. Michael Dent, March 2024 **		393,317	---
Convertible Note Payable II to Dr. Michael Dent, March 2024 **		131,615	---
Convertible Note Payable III to Dr. Michael Dent, March 2024 **		146,093	---
Convertible Note Payable IV to Dr. Michael Dent, April 2024		150,000	---
Convertible Note Payable V to Dr. Michael Dent, April 2024		50,000	---
Convertible Note Payable VI to Dr. Michael Dent, June 2024		1,000,000	---
Convertible Note Payable VII to Dr. Michael Dent, September 2024		36,842	---
Convertible Note Payable VIII to Dr. Michael Dent, April 2025		10,526	---
Convertible Note Payable IX to Dr. Michael Dent, September 2024		73,684	---
Convertible Note Payable X to Dr. Michael Dent, September 2024		21,053	---
Convertible Note Payable X to Dr. Michael Dent, September 2024		105,263	---
Convertible Note Payable XI to Dr. Michael Dent, September 2024		126,316	---
Convertible Note Payable XII to Dr. Michael Dent, September 2024		105,263	---
Convertible Note Payable XIII to Dr. Michael Dent, September 2024		52,632	---
Convertible Note Payable XIV to Dr. Michael Dent, September 2024		157,895	---
Convertible Note Payable XV to Dr. Michael Dent, September 2024		210,526	---
Advances payable to Dr. Michael Dent, September 2024		40,000	---
Advances payable to Dr. Michael Dent, October 2024		270,000	---
Advances payable to Dr. Michael Dent, November 2024		110,000	---
Convertible Note Payable XVI to Dr. Michael Dent, December 2024		25,000	---
Convertible Note Payable XVII to Dr. Michael Dent, December 2024		70,000	---
Convertible Note Payable XVIII to Dr. Michael Dent, December 2024		120,000	---
Face value of notes payable to related party		3,406,025	205,976
Less: unamortized discounts		(494,104)	(34,834)
Notes payable to related party, total		2,911,921	171,142
Plus deferred compensation payable to Dr. Michael Dent		300,600	300,600
Total due to related party		$3,212,521	$471,742

**	- denotes note payable carried at fair value

Notes Payable to Related Parties

On November 8, 2022, the Company entered into a Merchant Cash Advance Factoring Agreement with a trust controlled by Dr. Dent, pursuant to which the Company received an advance of $150,000 (the “November MCA”). The Company was required to repay the November MCA at the rate of $3,750 per week until the balance of $195,000 was repaid, which was scheduled for November 2023. At inception, the Company recognized a note payable in the amount of $195,000 and a discount against the note payable of $45,000. The discount was being amortized over the life of the November MCA. The Company made payments totaling $-0- and $172,500 in the years ended December 31, 2024 and 2023, respectively. Amortization of debt discount was $-0- and $38,836 in the years ended December 31, 2024 and 2023, respectively. The November MCA was repaid in full during the fourth quarter of 2023. As of December 31, 2024 and 2023, remaining payments were $-0- and $-0-, respectively, and the net carrying value was $-0- and $-0-, respectively.

On December 13, 2022, the Company entered into a Merchant Cash Advance Factoring Agreement with a trust controlled by Dr. Dent, pursuant to which the Company received an advance of $110,000 (the “December MCA”). The Company was required to repay the December MCA at the rate of $2,750 per week until the balance of $143,000 was repaid, which was scheduled for December 2023. In connection with the December MCA, the Company issued 31,429 three-year warrants to the holder with an exercise price of $3.50. The fair value of the warrants was $63,420. At inception, the Company recognized a note payable in the amount of $143,000 and a discount against the note payable of $68,281 for the allocated fair value of the original issue discounts and warrants. The discount was being amortized over the life of the December MCA. The Company made payments totaling $-0- and $137,500 in the years ended December 31, 2024 and 2023, respectively. Amortization of debt discount was $-0- and $65,655 in the years ended December 31, 2024 and 2023, respectively. The December MCA was repaid in full during the fourth quarter of 2023. As of December 31, 2024 and 2023, remaining payments were $-0- and $-0-, respectively, and the net carrying value was $-0- and $-0-, respectively.

On January 5, 2023, the Company issued an unsecured promissory note to Dr. Dent with a face value of $10,000 (the “$10k Dent Note”). The $10k Dent Note bore interest at a rate of 15% per annum and was scheduled to mature six months from issuance. In connection with the $10k Dent Note, the Company issued 962 five-year warrants to the holder with an exercise price of $10.40. The fair value of the warrants was $6,843. At inception, the Company recognized a note payable in the amount of $10,000 and a discount against the note payable of $3,851 for the allocated fair value of the warrants. The discount was to be amortized over the life of the $10k Dent Note. The $10k Dent Note was repaid in full during January 2023. Amortization of debt discount and interest expense prior to repayment were $269 and $53, respectively, in the year ended December 31, 2023. In connection with the repayment, the Company recognized a loss on extinguishment of debt of $3,582 in the year ended December 31, 2023.

On January 13, 2023, the Company issued an unsecured promissory note to Dr. Dent with a face value of $161,000 (the “January 2023 Dent Note”). Net proceeds were $160,000, taking into account the original issue discount of $1,000. The January 2023 Dent Note bore interest at a rate of 15% per annum and was scheduled to mature six months from issuance. In connection with the January 2023 Dent Note, the Company issued 8,603 three-year warrants to Dr. Dent with an exercise price of $9.30. The fair value of the warrants was $56,123. At inception, the Company recognized a note payable in the amount of $161,000 and a discount against the note payable of $42,553 for the allocated fair value of the original issue discount and warrants. The discount was to be amortized over the life of the January 2023 Dent Note. The January 2023 Dent Note was repaid in full during January 2023. Amortization of debt discount and interest expense prior to repayment were $1,373 and $397, respectively, in the year ended December 31, 2023. In connection with the repayment, the Company recognized a loss on extinguishment of debt of $41,181 in the year ended December 31, 2023. As of December 31, 2024 and 2023, remaining payments were $-0- and $-0-, respectively, and the net carrying value was $-0- and $-0-, respectively.

On February 14, 2023, the Company issued an unsecured promissory note to Dr. Dent with a face value of $186,000 (the “February 2023 Dent Note”). Net proceeds were $185,000 after an original issue discount of $1,000. The February 2023 Dent Note bore interest at a rate of 15% per annum and matured six months from issuance. In connection with the February 2023 Dent Note, the Company issued 6,852 three-year warrants to Dr. Dent with an exercise price of $13.50. The fair value of the warrants was $66,136. At inception, the Company recognized a note payable in the amount of $186,000 and a discount against the note payable of $50,989 for the allocated fair value of the original issue discounts and warrants. The discount was amortized over the life of the February 2023 Dent Note. The February 2023 Dent Note was repaid in full during August 2023. Amortization of debt discount and interest expense prior to repayment were $50,989 and $13,875, respectively, in the year ended December 31, 2023. No loss on extinguishment of debt was recognized because the discount was fully amortized at the time of repayment.

On March 14, 2023, the Company issued a promissory note payable to a trust controlled by Dr. Dent with a stated principal amount of $112,510 and prepaid interest of $13,501 for total scheduled repayments of $126,011 (the “March 2023 Dent Note”). The March 2023 Dent Note had an original issue discount of $12,510, resulting in net proceeds to the Company of $100,000. At inception, the Company recognized a note payable in the amount of $126,011 and a discount against the note payable of $26,011. The March 2023 Dent Note did not bear interest in excess of the prepaid interest and original issue discount and matures on March 14, 2024. The Company is required to make 10 monthly payments of $12,601 starting April 30, 2023. At inception, the Company recorded a discount against the note of $26,011, representing the difference between the total required repayments and the net proceeds received, which is being amortized over the repayment period. The March 2023 Dent Note gave the holder a conversion right at a 15% discount to the market price of the Company’s common stock in the event of default. The Company determined that the fair value of the contingent conversion option was immaterial and therefore did not allocate any value related to the option to the proceeds received. The Company made payments totaling $12,601 and $113,410 in the years ended December 31, 2024 and 2023, respectively. Amortization of debt discount was $2,504 and $23,507 in the years ended December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, remaining payments were $0-0- and $12,601, respectively, and the net carrying value was $-0- and $10,097, respectively. The March 2023 Dent Note was repaid in January 2024.

On April 13, 2023, the Company issued an unsecured promissory note to Dr. Michael Dent with a face value of $100,000 (the “April 2023 Dent Note”). Net proceeds were $100,000. The April 2023 Dent Note bore a fixed interest charge of $15,000 (15% per annum) and had an original maturity date of May 12, 2023. At inception, the Company recorded a note payable in the amount of $115,000 and a discount against the note of $15,000, representing the difference between the total required repayments and the net proceeds received. On May 12, 2023, the Company issued 6,545 five-year warrants with an exercise price of $7.64 to Dr. Michael Dent in exchange for extending the maturity date of the April 2023 Dent Note until September 30, 2023. The April 2023 Dent Note was repaid in full on June 29, 2023. Amortization of debt discount prior to repayment was $15,000 in the year ended December 31, 2023. In connection with the extension and repayment, the Company recognized a loss on extinguishment of debt of $31,621 in the year ended December 31, 2023. As of December 31, 2024 and 2023, remaining payments were $-0- and $-0-, respectively, and the net carrying value was $-0- and $-0-, respectively.

On April 27, 2023, the Company issued an unsecured promissory note to George O’Leary, its Chief Financial Officer, with a face value of $35,000 (the “April 2023 O’Leary Note”). Net proceeds were $35,000. The April 2023 O’Leary Note bore a fixed interest charge of $5,250 (15% per annum) and was scheduled to mature May 25, 2023. At inception, the Company recorded a note payable in the amount of $40,250 and a discount against the note of $5,250, representing the difference between the total required repayments and the net proceeds received. On June 2, 2023, the Company issued 2,612 five-year warrants with an exercise price of $6.70 to Mr. O’Leary in exchange for extending the maturity date of the April 2023 O’Leary Note until July 13, 2023. The April 2023 O’Leary Note was repaid in full on June 15, 2023. Amortization of debt discount prior to repayment was $5,250 in the year ended December 31, 2023. In connection with the extension and repayment, the Company recognized a loss on extinguishment of debt of $12,549 in the year ended December 31, 2023. As of December 31, 2024 and 2023, remaining payments were $-0- and $-0-, respectively, and the net carrying value was $-0- and $-0-, respectively.

On June 8, 2023, the Company issued an unsecured promissory note to Dr. Michael Dent with a face value of $30,000 (the “June 2023 Dent Note”). Net proceeds were $30,000. The June 2023 Dent Note bore a fixed interest charge of $4,500 (15% per annum) and had a maturity date of June 30, 2023. At inception, the Company recorded a note payable in the amount of $34,500 and a discount against the note of $4,500, representing the difference between the total required repayments and the net proceeds received. Amortization of the debt discount was $4,500 in the year ended December 31, 2023. The June 2023 Dent Note was repaid in full in June 2023. No loss on extinguishment of debt was recognized because the discount was fully amortized at the time of repayment. As of December 31, 2024 and 2023, remaining payments were $-0- and $-0-, respectively, and the net carrying value was $-0- and $-0-, respectively.

On June 26, 2023, the Company issued an unsecured promissory note to Dr. Michael Dent with a face value of $25,000 (the “June 2023 Dent Note II”). The June 2023 Dent Note II bore a fixed interest charge of $1,875 (15% per annum) and matured on December 26, 2023. At inception, the Company recorded a note payable in the amount of $26,875 and a discount against the note of $1,875. Amortization of the debt discount was $-0- and $1,875 in the years ended December 31, 2024 and 2023. The Company made payments totaling $26,875 and $-0- in the years ended December 31, 2024 and 2023, respectively. The June 2023 Dent Note II was repaid in full in January 2024. As of December 31, 2024 and 2023, the remaining payments were $-0- and $-0-, respectively, and the net carrying value was $-0- and $26,875.

On August 17, 2023, the Company issued to a trust controlled by Dr. Dent a promissory note (the “August 2023 Dent Note”) with an initial stated principal amount equal to $330,000 at a purchase price equal to the principal amount less any original issue discounts and fees. The August 2023 Dent Note included a 5% original issue discount, accrues interest at a rate of 0%, and was scheduled to be repaid in four equal semi-monthly installments beginning on October 15, 2023, with each payment including a 2% payment premium, totaling $343,200 in cash repayments. The Company received net proceeds of $308,500 after discounts and fees. In connection with the note, the Company issued 5,000 five-year warrants to the holder with an exercise price of $15.00. The fair value of the warrants was $25,311. At inception, the Company recorded a note payable in the amount of $343,200 and a discount against the note payable of $56,739 for the allocated fair value of the original issue discount and warrants. Amortization of debt discount was $-0- and $30,261 in the years ended December 31, 2024 and 2023, respectively. The Company made payments totaling $-0- and $343,200 in the years ended December 31, 2024 and 2023, respectively. The August 2023 Dent Note was repaid in full in October 2023. In connection with the repayment, the Company recognized a loss on extinguishment of debt of $26,478 in the year ended December 31, 2023. As of December 31, 2024 and 2023, remaining payments were $-0- and $-0-, respectively, and the net carrying value was $-0- and $-0-, respectively.

On August 30, 2023, the Company issued an unsecured promissory note to Dr. Michael Dent with a face value of $10,000 (the “August 2023 Dent Note II”). The August 2023 Dent Note II had no original issue discount and did not bear interest. Net proceeds to the Company were $10,000. The August 2023 Dent Note II was scheduled to mature on September 5, 2023. The Company repaid the August 2023 Dent Note II in full on August 31, 2023. As of December 31, 2024 and 2023, remaining payments were $-0- and $-0-, respectively, and the net carrying value was $-0- and $-0-, respectively.

On September 13, 2023, the Company issued to Dr. Michael Dent a promissory note with a face value of $93,500 (the “September 2023 Dent Note”). Net proceeds were $85,000. The September 2023 Dent Note bore a fixed interest charge of $8,500 (10% per annum) and had a maturity date of October 12, 2023. In connection with the note, the Company issued 8,500 five-year warrants to the holder with an exercise price of $6.00. The fair value of the warrants was $31,714. At inception, the Company recorded a note payable in the amount of $93,500 and a discount against the note payable of $30,672 for the allocated fair value of the original issue discount and warrants. Amortization of debt discount was $29,615 in the year ended December 31, 2023. The Company made payments totaling $-0- and $93,500 in the years ended December 31, 2024 and 2023, respectively. The September 2023 Dent Note was repaid in full in October 2023. In connection with the repayment, the Company recognized a loss on extinguishment of debt of $1,058 in the year ended December 31, 2023. As of December 31, 2024 and 2023, remaining payments were $-0- and $-0-, respectively, and the net carrying value was $-0- and $-0-, respectively.

On December 1, 2023, the Company issued an unsecured promissory note to a trust controlled by Dr. Dent a promissory note with a face value of $150,000 (the “December 2023 Dent Note”). The December 2023 Dent Note bears a fixed interest charge of $15,000 (10% per annum) and $1,500 in fixed fees and matures on February 28, 2024. The Company received net proceeds of $150,000 after discounts and fees. In connection with the note, the Company issued 15,000 five-year warrants to the holder with an exercise price of $6.00. The fair value of the warrants was $32,269. At inception, the Company recorded a note payable in the amount of $166,500 and a discount against the note payable of $48,769 for the allocated fair value of the original issue discount and warrants. The Company made no payments in the years ended December 31, 2024 or 2023. Amortization of the debt discount was $32,330 and $16,439 in the years ended December 31, 2024 and 2023, respectively. On March 27, 2024, the December 2023 Dent Note was refinanced and replaced with the March 2024 Dent Note III as described below. No loss on extinguishment of debt was recognized in the nine months ended September 30, 2024 because the discount was fully amortized at the time of the refinancing. As of December 31, 2024 and 2023, remaining payments were $-0- and $-0-, respectively, and the net carrying value was $-0- and $-0-, respectively.

On March 27, 2024, the Company issued to a trust controlled by Dr. Michael Dent three separate notes payable as follows: (1) a note payable with a principal of $350,000, an interest rate of 12% per annum, and a maturity date of June 27, 2024 (the “March 2024 Dent Note I”), (2) a note payable with a principal of $150,000, an interest rate of 12% per annum, and an original maturity date of August 24, 2024 (the “March 2024 Dent Note II”), and (3) a note payable with a principal of $166,500, an interest rate of 12% per annum, and a maturity date of August 28, 2024 (the “March 2024 Dent Note III”, and collectively, the “March 2024 Dent Notes”). The full amount of principal and accrued interest on each of the March 2024 Dent Notes is due at the respective maturity date of each note. Each of the March 2024 Dent Notes is convertible at any time at the holder’s option into shares of Company common stock at a fixed conversion price of $5.73 per share. In connection with the issuance of the March 2024 Dent Notes, the Company also issued to the holder a ten-year warrant to purchase 66,600 shares of the Company’s common stock at an exercise price of $6.00 per share (the “March 2024 Warrant”). The fair value of the March 2024 Warrant was $254,345.

Net proceeds from the March 2024 Dent Note I were $350,000. At inception, the Company recorded a discount of $203,588, representing the allocated fair value of the beneficial conversion feature (“BCF”) and the portion of the fair value of the March 2024 Warrant allocated to the March 2024 Dent Note I. The discount was being amortized over the original life of the note. Amortization of debt discount was $203,588 and $-0- in the years ended December 31, 2024 and 2023, respectively. The Company made no payments against the March 2024 Dent Note I in the years ended December 31, 2024 or 2023. On June 27, 2024, the maturity date on the March 2024 Dent Note I was extended until December 27, 2024 in exchange for a ten-year warrant to purchase 3,938 shares of the Company’s common stock at an exercise price of $8.10 per share. Because the discounted cash flows from the note before and after the extension were determined to be substantially different, the extension was treated as an extinguishment and reissuance. In connection with the extension, the Company recognized a loss on extinguishment of debt of $65,936 and $-0- in the years ended December 31, 2024 and 2023, respectively. The March 2024 Dent Note I was recorded at its fair value of $405,006 following the extension. On December 31, 2024, in exchange for a ten-year warrant to purchase 6,188 shares of the Company’s common stock at an exercise price of $2.26 per share, the maturity date on the March 2024 Dent Note I was extended until June 27, 2025, the maturity date on the April 2024 Dent Note I (as defined below) was extended until April 10, 2025, the maturity date on the April 2024 Dent Note II (as defined below) was extended until April 18, 2025, and the interest rate on each of the extended notes was increased from 12% to 15% (the “December Extension”). The fair value of the warrant was $8,653. Because the discounted cash flows from the March 2024 Dent Note I before and after the December Extension were determined to be substantially different, the extension was treated as an extinguishment and reissuance. In connection with the December Extension, the Company recognized a loss on extinguishment of debt of $11,339 and $-0- in the years ended December 31, 2024 and 2023, respectively, related to the extension of the March 2024 Dent Note I. The March 2024 Dent Note I continues to be recorded at its fair value following the December Extension. The Company recognized a gain on change in fair value of debt in the amount of $17,522 and $-0- in the years ended December 31, 2024 and 2023, respectively, to revalue the note at its fair value at period end. As of December 31, 2024 and 2023, the fair value (which equals the carrying value) of the March 2024 Dent Note I was $393,317 and $-0-, respectively, and remaining principal payments were $350,000 and $-0-, respectively. The March 2024 Dent Note I will continue to be revalued at future period ends.

Net proceeds from the March 2024 Dent Note II were $150,000. At inception, the Company recorded a discount of $89,222, representing the allocated fair value of the BCF and the portion of the fair value of the March 2024 Warrant allocated to the March 2024 Dent Note II. The discount is being amortized over the life of the note. Amortization of debt discount was $89,222 and $-0- in the years ended December 31, 2024 and 2023, respectively. The Company made no payments against the March 2024 Dent Note II in the years ended December 31, 2024 or 2023. On September 17, 2024, the maturity date on the March 2024 Dent Note II (as well as March 2024 Dent Note III) was extended until February 28, 2025 in exchange for a ten-year warrant to purchase 3,561 shares of the Company’s common stock at an exercise price of $4.65 per share. Because the discounted cash flows from the note before and after the extension were determined to be substantially different, the extension was treated as an extinguishment and reissuance. In connection with the extension, the Company recognized a gain on extinguishment of debt of $8,089 and $-0- in years ended December 31, 2024 and 2023. The March 2024 Dent Note II was recorded at its fair value of $150,788 following the extension. The Company recognized a gain on change in fair value of debt in the amount of $13,059 and $-0- in the years ended December 31, 2024 and 2023, respectively, to revalue the note at its fair value at period end. As of December 31, 2024 and 2023, the fair value (which equals the carrying value) of the March 2024 Dent Note II was $131,615 and $-0-, respectively, and remaining principal payments were $150,000 and $-0-, respectively. The March 2024 Dent Note II will continue to be revalued at future period ends.

The March 2024 Dent Note III refinanced the previously issued December 2023 Dent Note in the same principal amount of $166,500. Because the two notes were determined to be substantially different, the issuance of the March 2024 Dent Note III and repayment of the December 2023 Dent Note was treated as an extinguishment and reissuance. Accordingly, the Company recognized a loss on debt extinguishment of $96,660 and $-0- in the years ended December 31, 2024 and 2023, respectively, related to the original issuance of the March 2024 Dent Note III. On September 17, 2024, the maturity date on the March 2024 Dent Note III (as well as March 2024 Dent Note II) was extended until February 28, 2025 in exchange for a ten-year warrant to purchase 3,561 shares of the Company’s common stock at an exercise price of $4.65 per share. Because the discounted cash flows from the note before and after the extension were determined to be substantially different, the extension was treated as an extinguishment and reissuance. In connection with the extension, the Company recognized an additional loss on extinguishment of debt of $5,508 and $-0- in the years ended December 31, 2024 and 2023, respectively. The Company recognized gains on the change in fair value of debt in the amount of $53,528 and $-0- in the years ended December 31, 2024 and 2023, respectively, to revalue the note at its fair value at period end. As of December 31, 2024 and 2023, the fair value (which equals the carrying value) of the March 2024 Dent Note III was $146,093 and $-0-, respectively, and remaining principal payments were $166,500 and $-0-, respectively. The March 2024 Dent Note II will continue to be revalued at future period ends.

On April 10, 2024, the Company issued to a trust controlled by Dr. Michael Dent a convertible note payable with a principal of $150,000, an interest rate of 12% per annum, and a maturity date of October 10, 2024 (the “April 2024 Dent Note I”). The April 2024 Dent Note I is convertible at any time at the holder’s option into shares of the Company’s common stock at a fixed conversion price of $5.77 per share. The Company received net proceeds of $150,000. At inception, the Company recorded a note payable in the amount of $150,000 with no related discounts. On December 31, 2024, in connection with the December Extension, the maturity date on the April 2024 Dent Note I was extended until April 10, 2025. Because the discounted cash flows from the note before and after the extension were determined to be not substantially different, the extension was treated as a modification. In connection with the modification, the Company recognized a discount of $7,279 against the April 2024 Dent Note I as of December 31, 2024. Amortization of debt discount was $-0- and $-0- in the years ended December 31, 2024 and 2023, respectively. The Company made no payments against the April 2024 Dent Note I in the years ended December 31, 2024 or 2023. As of December 31, 2024 and 2023, the net carrying value of the April 2024 Dent Note I was $142,721 and $-0-, respectively, and remaining principal payments were $150,000 and $-0-, respectively.

On April 18, 2024, the Company issued to a trust controlled by Dr. Michael Dent a convertible note payable with a principal of $50,000, an interest rate of 12% per annum, and a maturity date of October 18, 2024 (the “April 2024 Dent Note II”). The April 2024 Dent Note II is convertible at any time at the holder’s option into shares of the Company’s common stock at a fixed conversion price of $5.00 per share. The Company received net proceeds of $50,000. At inception, the Company recorded a note payable in the amount of $50,000 with no related discounts. On December 31, 2024, in connection with the December Extension, the maturity date on the April 2024 Dent Note II was extended until April 18, 2025. Because the discounted cash flows from the note before and after the extension were determined to be not substantially different, the extension was treated as a modification. In connection with the modification, the Company recognized a discount of $2,836 against the April 2024 Dent Note II as of December 31, 2024. Amortization of debt discount was $-0- and $-0- in the years ended December 31, 2024 and 2023, respectively. The Company made no payments against the April 2024 Dent Note II in the years ended December 31, 2024 or 2023. As of December 31, 2024 and 2023, the net carrying value of the April 2024 Dent Note II was $47,164 and $-0-, respectively, and remaining principal payments were $50,000 and $-0-, respectively.

On June 3, 2024, the Company issued to a trust controlled by Dr. Michael Dent a convertible note payable with a principal of $1,000,000, an interest rate of 12% per annum, and a maturity date of June 3, 2025 (the “June 2024 Dent Note”). The June 2024 Dent Note is convertible at any time at the holder’s option into shares of the Company’s common stock at a fixed conversion price of $4.97 per share. The Company received net proceeds of $950,000 after original issue discount. In connection with the June 2024 Dent Note, the Company issued 100,000 ten-year warrants to the holder with an exercise price of $4.97. The fair value of the warrants was $333,111. The fair value of the embedded conversion feature (“ECF”) was $392,905. At inception, the Company recorded a note payable in the amount of $1,000,000 and a discount against the note payable of $785,811 for the allocated fair value of the ECF, original issue discount and warrants. Amortization of debt discount was $454,263 and $-0- in the years ended December 31, 2024 and 2023, respectively. The Company made no payments in the years ended December 31, 2024 or 2023. As of December 31, 2024 and 2023, the net carrying value was $668,453 and $-0-, respectively, and remaining principal payments were $1,000,000 and $-0-, respectively.

On September 19, 2024, the Company issued to a trust controlled by Dr. Michael Dent ten separate senior secured convertible promissory note in the aggregate principal amount of $900,000, each with an interest rate of 12% per annum and maturity dates between January 1, 2025 and March 10, 2025 (the “September 2024 Notes”). Each of the September 2024 Dent Notes is convertible at any time at the holder’s option into shares of the Company’s common stock at a fixed conversion price of $4.86 per share and is secured by all of the Company’s assets. The Company received net proceeds of $855,000 after original issue discount. The details of the September 2024 Notes are as follows:

			Original
	Maturity	Note	Issue	Net
Note Date	Date	Principal	Discount	Proceeds
09/18/24	01/10/25	$36,842	$1,842	$35,000
09/18/24	01/16/25	10,526	526	10,000
09/18/24	01/16/25	73,684	3,684	70,000
09/18/24	01/19/25	21,053	1,053	20,000
09/18/24	01/30/25	105,263	5,263	100,000
09/18/24	02/14/25	126,316	6,316	120,000
09/18/24	02/20/25	105,263	5,263	100,000
09/18/24	02/28/25	52,632	2,632	50,000
09/18/24	03/04/25	157,895	7,895	150,000
09/18/24	03/10/25	210,526	10,526	200,000
Total		$900,000	$45,000	$855,000

In connection with the September 2024 Notes, the Company issued to the holder a ten-year warrant to purchase 92,593 shares of common stock with an exercise price of $4.86 (the “September 2024 Warrant”). The full amount of principal and accrued interest on each of the September 2024 Notes is due at the respective maturity date of each note. Each of the September 2024 Notes is convertible at any time at the holder’s option into shares of Company common stock at a fixed conversion price of $4.86 per share. The fair value of the September 2024 Warrant was $271,256.

The combined fair value of the ECFs on the September 2024 Notes was $244,979. At inception, the Company recorded notes payable in the amount of $900,000 and a discount against the September 2024 Notes of $486,288 for the allocated fair value of the ECF, original issue discount and warrants. Amortization of debt discount was $333,847 and $-0- in the years ended December 31, 2024 and 2023, respectively. The Company made no payments against the September 2024 Note in the years ended December 31, 2024 or 2023. As of December 31, 2024 and 2023, the net carrying value of the September 2024 Notes was $747,558 and $-0-, respectively, and remaining principal payments were $900,000 and $-0-, respectively.

During September, October and November 2024, a trust controlled by Dr. Michael Dent advanced $550,000 to the Company in the form of interest-free undocumented advances (the “Undocumented Advances”). The Company repaid an aggregate of $130,000 of the Undocumented Advances during September and November 2024. As of December 31, 2024 and 2023, the net carrying value of the Undocumented Advances was $550,000 and $-0-, respectively, and remaining principal payments were $420,000 and $-0-, respectively.

On December 4, 2024, the Company issued to a trust controlled by Dr. Michael Dent a convertible note payable with a principal of $25,000, an interest rate of 12% per annum, and a maturity date of May 4, 2025 (the “December 2024 Dent Note I”). The December 2024 Dent Note I is convertible at any time at the holder’s option into shares of the Company’s common stock at a fixed conversion price of $3.30 per share. The Company received net proceeds of $25,000. At inception, the Company recorded a note payable in the amount of $25,000 with no related discounts. The Company made no payments in the years ended December 31, 2024 or 2023. As of December 31, 2024 and 2023, the net carrying value was $25,000 and $-0-, respectively, and remaining principal payments were $25,000 and $-0-, respectively.

On December 17, 2024, the Company issued to a trust controlled by Dr. Michael Dent a convertible note payable with a principal of $70,000, an interest rate of 12% per annum, and a maturity date of June 17, 2025 (the “December 2024 Dent Note II”). The December 2024 Dent Note II is convertible at any time at the holder’s option into shares of the Company’s common stock at a fixed conversion price of $2.60 per share. The Company received net proceeds of $70,000. At inception, the Company recorded a note payable in the amount of $70,000 with no related discounts. The Company made no payments in the years ended December 31, 2024 or 2023. As of December 31, 2024 and 2023, the net carrying value was $70,000 and $-0-, respectively, and remaining principal payments were $70,000 and $-0-, respectively.

On December 4, 2024, the Company issued to a trust controlled by Dr. Michael Dent a convertible note payable with a principal of $120,000, an interest rate of 12% per annum, and a maturity date of July 1, 2025 (the “December 2024 Dent Note III”). The December 2024 Dent Note III is convertible at any time at the holder’s option into shares of the Company’s common stock at a fixed conversion price of $2.30 per share. The Company received net proceeds of $120,000. At inception, the Company recorded a note payable in the amount of $120,000 with no related discounts. The Company made no payments in the years ended December 31, 2024 or 2023. As of December 31, 2024 and 2023, the net carrying value was $120,000 and $-0-, respectively, and remaining principal payments were $120,000 and $-0-, respectively.

Interest accrued on notes and convertible notes payable to related parties as of December 31, 2024 and 2023 was $121,456 and $7,456, respectively. Interest expense on notes and convertible notes payable to related parties was $140,468 and $21,331 in the years ended December 31, 2024 or 2023, respectively.

Deferred Compensation Payable to Dr. Michael Dent

There was no activity related to deferred compensation payable to Dr. Michael Dent and therefore, as of December 31, 2024 and 2023, the balance was $300,600 and $300,600, respectively.

Other Related Transactions

During the years ended December 31, 2024 and 2023, the Company paid Dr. Dent’s spouse $145,000 and $139,423, respectively, in consulting fees pursuant to a consulting agreement.

The Company’s outside directors each receive compensation equal to $20,000 in shares of restricted stock per annum. As of December 31, 2024 and 2023, we had 16,327 and 4,082 shares, respectively, issuable to our directors under such compensation arrangements.